SCHEDULE OF RECONCILIATION OF INCOME TAX (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020
Income Tax Disclosure [Abstract]
Loss before income taxes	$ (761,303)	$ (152,960)	$ (1,729,012)	$ (460,316)	$ (1,245,057)	$ (1,249,202)
Expected income tax recovery at statutory rates					(336,000)	(337,000)
Change in statutory, foreign tax, foreign exchange rates and other					(26,000)	(6,000)
Permanent differences					1,000	2,000
Adjustment to prior years provision versus statutory tax returns					(11,000)	(13,000)
Unrecognized temporary differences					372,000	354,000
Deferred income tax recovery